Cover	Jul. 14, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No 1
Document Period End Date	Jul. 14, 2023
Entity File Number	000-55961
Entity Registrant Name	Decentral Life, Inc.
Entity Central Index Key	0001281984
Entity Tax Identification Number	46-0495298
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6400 S. Fiddlers Green Cir
Entity Address, Address Line Two	Suite #1180
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	855
Local Phone Number	933-3277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false